DIVESTITURES AND DISCONTINUED OPERATIONS (Details) (USD $)	0 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended					0 Months Ended	3 Months Ended					6 Months Ended				12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 17, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 GreenHunter Resources, Inc.	Dec. 31, 2012 GreenHunter Resources, Inc.	Feb. 17, 2012 Hunter Disposal, LLC	Jun. 30, 2013 Hunter Disposal, LLC		Dec. 31, 2012 Hunter Disposal, LLC	Jun. 30, 2012 Hunter Disposal, LLC		Jun. 30, 2013 Hunter Disposal, LLC		Jun. 30, 2012 Hunter Disposal, LLC		Dec. 31, 2012 Hunter Disposal, LLC		Dec. 31, 2011 Hunter Disposal, LLC	Feb. 17, 2012 Hunter Disposal, LLC Series C Preferred Stock	Feb. 17, 2012 Hunter Disposal, LLC GreenHunter Resources, Inc.	Feb. 29, 2012 Hunter Disposal, LLC GreenHunter Resources, Inc.	Dec. 31, 2011 Hunter Disposal, LLC GreenHunter Resources, Inc.	Feb. 29, 2012 Hunter Disposal, LLC GreenHunter Resources, Inc. Series C Preferred Stock	Feb. 17, 2012 Hunter Disposal, LLC GreenHunter Resources, Inc. Series C Preferred Stock	Apr. 24, 2013 Eagle Ford Hunter	Jun. 30, 2013 Eagle Ford Hunter		Jun. 30, 2013 Eagle Ford Hunter	Dec. 31, 2012 Eagle Ford Hunter	Dec. 31, 2011 Eagle Ford Hunter	Dec. 31, 2010 Eagle Ford Hunter	Apr. 13, 2013 Eagle Ford Hunter
Discontinued operations
Equity ownership interest sold (as a percent)																		100.00%														100.00%												100.00%
Total consideration received																		$ 9,300,000														$ 9,300,000					$ 422,100,000
Cash consideration received																		2,200,000														2,200,000					379,800,000
Consideration received, number of shares of common stock received																		1,846,722														1,846,722					10,000,000
Consideration received, value of common stock received																		2,600,000														2,600,000					42,300,000
Consideration received, value of common stock (price per share)																		$ 1.79														$ 1.79					$ 4.23
Consideration received, number of shares of preferred stock received																															88,000	88,000
Cumulative dividend rate for cumulative preferred stock (as a percent)																																			10.00%
Consideration received, value of preferred stock received																		2,200,000													1,900,000					1,900,000
Acquirer preferred stock value per share (in dollars per share)																																				$ 25.00
Consideration received, value of promissory notes convertible into common stock																																2,200,000
Consideration received, value of promissory notes convertible into common stock (in shares)	880,000																	880,000															880,000
Consideration received, value of promissory notes convertible into common stock, conversion price (in dollars per share)	$ 2.50																	$ 2.50														$ 2.50
Fair value of embedded derivative asset																53,000	264,000	405,000														405,000
Adjusted cash proceeds for changes in working capital to reflect the effective date of the sale														783,000																783,000				783,000
Results reclassified to discontinued operations
Revenues																			7,308,000	[1]		16,496,000	[2]	33,174,000	[1]	32,286,000	[2]	2,400,000	[3]	13,047,000											72,111,000	20,240,000	741,000
Expenses																			(1,258,000)	[1]		(10,223,000)	[2]	(10,513,000)	[1]	(20,913,000)	[2]	(2,047,000)	[3]	(10,049,000)											(45,880,000)	(13,694,000)	(610,000)
Other income (expense)																			0	[1]		0	[2]	0	[1]	1,000	[2]	(123,000)	[3]	(21,000)
Income tax benefit		43,566,000				6,858,000					48,420,000	9,150,000	32,196,000	2,987,000	0				(8,453,000)	[1],[4]		(3,857,000)	[2],[4]	(8,453,000)	[1],[4]	(3,857,000)	[2],[4]											(34,700,000)	[1],[4]	0	(9,180,000)	(2,291,000)	0
Income from discontinued operations, net of tax		(2,403,000)	5,101,000	4,856,000	4,908,000	2,416,000	2,907,000	2,167,000	1,873,000	285,000	14,208,000	7,517,000	17,281,000	7,232,000	2,481,000				(2,403,000)	[1]		2,416,000	[2]	14,208,000	[1]	7,517,000	[2]
Gain (loss) on sale of discontinued operations, net of tax		172,452,000	2,409,000	0	0	0					172,452,000	2,224,000	2,409,000	0	6,660,000				172,452,000	[1]			[2]	172,452,000	[1]	2,224,000	[2]	2,409,000	[3]	0								207,200,000	[1]	200,000
Income from discontinued operations, net of taxes		170,049,000				2,416,000					186,660,000	9,741,000	19,690,000	7,232,000	9,141,000				170,049,000	[1],[5]		2,416,000	[2],[5]	186,660,000	[1],[5]	9,741,000	[2],[5]	2,639,000	[3]	2,977,000											17,051,000	4,255,000	131,000
Tax adjustment																					(1,400,000)
Adjustment to value of consideration received																					(619,000)
Alternative minimum tax charge from the sale																			$ 0					$ 1,300,000

[1]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.
[2]	In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.
[3]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.
[4]	The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.
[5]	The gain in the three and six months ended June 30, 2013 is related to the Eagle Ford Hunter sale of approximately $207.2 million million, net of $34.7 million book income tax charge.